UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Dryden Index Series Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2008

Date of reporting period:	3/31/2008

Item 1	–	Reports to Stockholders

MARCH 31, 2008	SEMIANNUAL REPORT

Dryden Stock Index Fund

FUND TYPE

Large-capitalization stock

OBJECTIVE

Provide investment results that correspond to the price and yield performance of the S&P 500 Index

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

May 15, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Sincerely,

Judy A. Rice, President

Dryden Index Series Fund/Dryden Stock Index Fund

Dryden Index Series Fund/Dryden Stock Index Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Stock Index Fund is to provide investment results that correspond to the price and yield performance of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index). There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 3.25% (Class A shares). Gross operating expenses: Class A, 0.71%; Class B, 1.59%; Class C, 1.50%; Class I, 0.39%; Class Z, 0.45%. Net operating expenses apply to: Class A, 0.48%; Class B, 1.39%; Class C, 1.30%; Class I, 0.19%; Class Z, 0.25%, after contractual reduction through 1/31/2008 for Class A and after contractual reduction through 1/31/2009 for all classes.

Cumulative Total Returns as of 3/31/08
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–12.64%	–5.47%	66.18%	N/A	2.45% (11/18/99)
Class B	–13.03	–6.24	60.00	N/A	–3.90 (11/18/99)
Class C	–13.00	–6.21	60.05	N/A	–3.81 (11/18/99)
Class I	–12.52	–5.16	69.04	38.84%	—
Class Z	–12.52	–5.22	68.38	37.72	—
S&P 500 Index[2]	–12.46	–5.08	70.91	41.12	**
Lipper EQ S&P 500 Index Objective Funds Avg.[3]	–12.70	–5.59	66.51	34.83	***

Average Annual Total Returns[4] as of 3/31/08
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–8.54%	9.96%	N/A	–0.11% (11/18/99)
Class B	–10.90	9.72	N/A	–0.47 (11/18/99)
Class C	–7.14	9.86	N/A	–0.46 (11/18/99)
Class I	–5.16	11.07	3.34%	—
Class Z	–5.22	10.98	3.25	—
S&P 500 Index[2]	–5.08	11.32	3.50	**
Lipper EQ S&P 500 Index Objective Funds Avg.[3]	–5.59	10.73	3.03	***

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 3.25%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class I and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns.

2The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

3The Lipper EQ S&P 500 Index Objective Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper EQ S&P 500 Index Objective Funds category for the periods noted. Funds in the Lipper Average are passively managed, limited expense (management fee no higher than 0.50%) funds designed to replicate the performance of the S&P 500 Index on a reinvested basis.

4The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class I and Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**S&P 500 Index Closest Month-End to Inception cumulative total return is 9.38% for Class A, B, and C. S&P 500 Index Closest Month-End to Inception average annual total return is 1.08% for Class A, B, and C.

***Lipper Average Closest Month-End to Inception cumulative total return is 4.93% for Class A, B, and C. Lipper Average Closest Month-End to Inception average annual total return is 0.57% for Class A, B, and C.

Investors cannot invest directly in an index. The returns for the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Dryden Index Series Fund/Dryden Stock Index Fund	3

Your Fund’s Performance (continued)

S&P 500 Index as of 3/31/08

Source: Factset.

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Prudential Investments LLC, its affiliates, and subsidiaries. The Dryden Stock Index Fund is not sponsored, endorsed, sold, or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund. The performance cited does not represent the performance of the Dryden Stock Index Fund. Past performance does not guarantee future results. Investors cannot invest directly in an index.

*	Industry weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2007, at the beginning of the period, and held through the six-month period ended March 31, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

Dryden Index Series Fund/Dryden Stock Index Fund	5

Fees and Expenses (continued)

the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Stock Index Fund		Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$873.60	0.48%	$2.25
	Hypothetical	$1,000.00	$1,022.60	0.48%	$2.43

Class B	Actual	$1,000.00	$869.70	1.39%	$6.50
	Hypothetical	$1,000.00	$1,018.05	1.39%	$7.01

Class C	Actual	$1,000.00	$870.00	1.30%	$6.08
	Hypothetical	$1,000.00	$1,018.50	1.30%	$6.56

Class I	Actual	$1,000.00	$874.80	0.19%	$0.89
	Hypothetical	$1,000.00	$1,024.05	0.19%	$0.96

Class Z	Actual	$1,000.00	$1,000.00	0.25%	$1.25
	Hypothetical	$1,000.00	$1,023.75	0.25%	$1.26

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2008, and divided by the 366 days in the Fund’s fiscal year ended September 30, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments

as of March 31, 2008 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.2%
COMMON STOCKS

Aerospace/Defense 2.9%
88,784	Boeing Co.	$6,602,866
45,012	General Dynamics Corp.(b)	3,752,650
13,799	Goodrich Corp.	793,580
83,915	Honeywell International, Inc.	4,734,484
13,800	L-3 Communications Holdings, Inc.	1,508,892
40,156	Lockheed Martin Corp.	3,987,491
40,748	Northrop Grumman Corp.	3,170,602
16,000	Precision Castparts Corp.	1,633,280
50,144	Raytheon Co.	3,239,804
19,663	Rockwell Collins, Inc.	1,123,740
110,640	United Technologies Corp.	7,614,246

		38,161,635

Air Freight & Logistics 1.0%
16,700	C.H. Robinson Worldwide, Inc.(b)	908,480
18,500	Expeditors International of Washington, Inc.(b)	835,830
34,916	FedEx Corp.(b)	3,235,666
116,200	United Parcel Service, Inc. (Class B Stock)	8,484,924

		13,464,900

Airlines 0.1%
77,374	Southwest Airlines Co.(b)	959,438

Auto Components 0.2%
24,971	Goodyear Tire & Rubber Co.(a)	644,252
69,456	Johnson Controls, Inc.	2,347,613

		2,991,865

Automobiles 0.3%
210,563	Ford Motor Co.(a)(b)	1,204,420
61,978	General Motors Corp.(b)	1,180,681
27,700	Harley-Davidson, Inc.(b)	1,038,750

		3,423,851

Banking and Finance
6,503	Toronto-Dominion Bank	398,955

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	7

Schedule of Investments

as of March 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Beverages 2.5%
81,254	Anheuser-Busch Cos., Inc.(b)	$3,855,502
8,776	Brown-Forman Corp. (Class B Stock)	581,147
221,632	Coca-Cola Co. (The)	13,490,739
29,800	Coca-Cola Enterprises, Inc.(b)	721,160
21,500	Constellation Brands, Inc. (Class A Stock)(a)(b)	379,905
13,994	Molson Coors Brewing Co. (Class B Stock)	735,665
17,000	Pepsi Bottling Group, Inc.	576,470
179,005	PepsiCo, Inc.	12,924,161

		33,264,749

Biotechnology 1.3%
121,604	Amgen, Inc.(a)	5,080,615
31,220	Biogen Idec, Inc.(a)(b)	1,925,962
45,600	Celgene Corp.(a)	2,794,824
27,400	Genzyme Corp.(a)	2,042,396
101,100	Gilead Sciences, Inc.(a)(b)	5,209,683

		17,053,480

Building Products 0.1%
40,726	Masco Corp.(b)	807,597
16,700	Trane Inc	766,530

		1,574,127

Capital Markets 2.9%
15,300	American Capital Strategies Ltd.(b)	522,648
26,271	Ameriprise Financial, Inc.	1,362,151
124,138	Bank of New York Mellon Corp. (The)	5,180,279
12,698	Bear Stearns Cos., Inc.(b)	133,202
109,211	Charles Schwab Corp.(b)	2,056,443
30,000	E*Trade Financial Corp.(a)(b)	115,800
9,400	Federated Investors, Inc. (Class B Stock)(b)	368,104
19,314	Franklin Resources, Inc.	1,873,265
44,800	Goldman Sachs Group, Inc.	7,409,472
17,600	Janus Capital Group, Inc.(b)	409,552
13,100	Legg Mason, Inc.	733,338
60,248	Lehman Brothers Holdings, Inc.(b)	2,267,735
106,434	Merrill Lynch & Co., Inc.(b)	4,336,121
121,236	Morgan Stanley	5,540,485
20,862	Northern Trust Corp.	1,386,697
41,862	State Street Corp.	3,307,098
27,900	T. Rowe Price Group, Inc.(b)	1,395,000

		38,397,390

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Chemicals 2.0%
23,932	Air Products & Chemicals, Inc.	$2,201,744
6,445	Ashland, Inc.(b)	304,849
112,736	Dow Chemical Co.	4,154,322
99,644	E.I. Du Pont de Nemours & Co.	4,659,353
9,893	Eastman Chemical Co.	617,818
18,782	Ecolab, Inc.	815,702
12,031	Hercules, Inc.	220,047
9,275	International Flavors & Fragrances, Inc.	408,564
59,784	Monsanto Co.	6,665,915
19,074	PPG Industries, Inc.	1,154,168
36,058	Praxair, Inc.	3,037,165
15,270	Rohm and Haas Co.(b)	825,802
13,032	Sigma-Aldrich Corp.	777,359

		25,842,808

Commercial Banks 2.9%
61,258	BB&T Corp.(b)	1,963,931
15,961	Comerica, Inc.(b)	559,912
62,873	Fifth Third Bancorp.	1,315,303
9,800	First Horizon National Corp.(b)	137,298
48,429	Huntington Bancshares, Inc.(b)	520,612
44,035	KeyCorp.	966,568
9,300	M&T Bank Corp.(b)	748,464
30,399	Marshall & Ilsley Corp.	705,257
75,698	National City Corp.(b)	753,195
37,436	PNC Financial Services Group, Inc.	2,454,679
87,174	Regions Financial Corp.(b)	1,721,687
37,883	SunTrust Banks, Inc.(b)	2,088,869
191,195	US Bancorp	6,187,070
230,959	Wachovia Corp.(b)	6,235,893
375,380	Wells Fargo & Co.(b)	10,923,557
13,200	Zions Bancorp.(b)	601,260

		37,883,555

Commercial Services & Supplies 0.5%
35,500	Allied Waste Industries, Inc.(a)	383,755
11,968	Avery Dennison Corp.	589,424
15,200	Cintas Corp.(b)	433,808
13,530	Equifax, Inc.(b)	466,514
13,000	Monster Worldwide, Inc.(a)(b)	314,730

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	9

Schedule of Investments

as of March 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)
28,840	R.R Donnelley & Sons Co.	$874,140
24,825	Pitney Bowes, Inc.	869,372
19,700	Robert Half International, Inc.	507,078
55,013	Waste Management, Inc.	1,846,237

		6,285,058

Communications Equipment 2.5%
7,057	Ciena Corp.(a)(b)	217,567
662,244	Cisco Systems, Inc.(a)	15,953,458
178,097	Corning, Inc.	4,281,452
16,187	JDS Uniphase Corp.(a)(b)	216,744
60,100	Juniper Networks, Inc.(a)(b)	1,502,500
225,913	Motorola, Inc.	2,100,991
187,500	QUALCOMM, Inc.	7,687,500
42,194	Tellabs, Inc.(a)(b)	229,957

		32,190,169

Computers & Peripherals 4.3%
96,324	Apple, Inc.(a)	13,822,494
253,440	Dell, Inc.(a)	5,048,525
230,004	EMC Corp.(a)(b)	3,298,257
280,702	Hewlett-Packard Co.	12,816,853
153,634	International Business Machines Corp.	17,689,419
13,052	Lexmark International, Inc.(a)(b)	400,957
39,600	Network Appliance, Inc.(a)	793,980
22,500	QLogic Corp.(a)	345,375
22,400	SanDisk Corp.(a)(b)	505,568
89,924	Sun Microsystems Inc.(a)	1,396,520

		56,117,948

Construction & Engineering 0.2%
9,537	Fluor Corp.	1,346,243
12,100	Jacobs Engineering Group Inc.(a)(b)	890,439

		2,236,682

Construction Materials
9,300	Vulcan Materials Co.(b)	617,520

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Consumer Finance 0.7%
127,159	American Express Co.	$5,559,391
44,266	Capital One Financial Corp.(b)	2,178,773
58,018	Discover Financial Services	949,755
45,092	SLM Corp.(b)	692,162

		9,380,081

Containers & Packaging 0.1%
10,532	Ball Corp.(b)	483,841
8,210	Bemis Co., Inc.(b)	208,780
17,458	Pactiv Corp.(a)	457,574
18,436	Sealed Air Corp.	465,509

		1,615,704

Distributors 0.1%
20,699	Genuine Parts Co.	832,514

Diversified Consumer Services 0.1%
17,200	Apollo Group, Inc. (Class A Stock)(a)(b)	743,040
32,420	H&R Block, Inc.	673,039

		1,416,079

Diversified Financial Services 4.2%
496,071	Bank of America Corp.	18,806,051
25,000	CIT Group, Inc.(b)	296,250
578,955	Citigroup, Inc.	12,401,216
5,790	CME Group, Inc.(b)	2,716,089
7,400	IntercontinentalExchange Inc.(a)(b)	965,700
377,366	JPMorgan Chase & Co.	16,207,870
16,900	Leucadia National Corp.(b)	764,218
25,276	Moody’s Corp.(b)	880,363
29,600	NYSE Euronext	1,826,616

		54,864,373

Diversified Telecommunication Services 3.1%
681,931	AT&T, Inc.	26,117,957
14,150	CenturyTel, Inc.	470,346
37,800	Citizens Communications Co.	396,522
17,388	Embarq Corp.	697,259
175,636	Qwest Communications International, Inc.(b)	795,631
327,033	Verizon Communications, Inc.	11,920,353
56,177	Windstream Corp.	671,315

		41,069,383

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	11

Schedule of Investments

as of March 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electric Utilities 2.1%
14,900	Allegheny Energy, Inc.	$752,450
47,291	American Electric Power Co., Inc.	1,968,724
142,669	Duke Energy Corp.	2,546,642
37,462	Edison International	1,836,387
20,815	Entergy Corp.	2,270,500
74,656	Exelon Corp.	6,067,293
33,006	FirstEnergy Corp.	2,264,872
46,772	FPL Group, Inc.	2,934,475
15,600	Pepco Holdings, Inc.	385,632
10,800	Pinnacle West Capital Corp.(b)	378,864
41,352	PPL Corp.	1,898,884
30,558	Progress Energy, Inc.	1,274,269
84,715	Southern Co.(b)	3,016,701

		27,595,693

Electrical Equipment 0.5%
21,440	Cooper Industries, Ltd. (Class A Stock)	860,816
89,050	Emerson Electric Co.	4,582,513
17,763	Rockwell Automation, Inc.	1,019,951

		6,463,280

Electronic Equipment & Instruments 0.3%
43,798	Agilent Technologies, Inc.(a)(b)	1,306,494
23,900	Jabil Circuit, Inc.	226,094
18,650	Molex, Inc.	431,934
55,795	Tyco Electronics Ltd.	1,914,885

		3,879,407

Energy Equipment & Services 2.6%
34,379	Baker Hughes, Inc.	2,354,962
28,200	BJ Services Co.	803,982
19,800	Cameron International Corp.(a)	824,472
16,800	ENSCO International, Inc.(b)	1,052,016
99,922	Halliburton Co.	3,929,932
30,500	Nabors Industries Ltd.(a)	1,029,985
40,200	National-Oilwell Varco, Inc.(a)	2,346,876
29,700	Noble Corp.	1,475,199
10,410	Rowan Cos., Inc.	428,684
131,742	Schlumberger Ltd.	11,461,554
19,600	Smith International Inc.	1,258,908

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Energy Equipment & Services (cont’d.)
33,830	Transocean Inc	$4,573,816
34,600	Weatherford International Ltd.(a)	2,507,462

		34,047,848

Food & Staples Retailing 2.6%
48,608	Costco Wholesale Corp.(b)	3,158,062
160,099	CVS Caremark Corp.(b)	6,485,610
81,634	Kroger Co.	2,073,504
52,500	Safeway, Inc.	1,540,875
25,178	SUPERVALU, Inc.	754,836
66,180	Sysco Corp.	1,920,544
106,778	Walgreen Co.	4,067,174
263,826	Wal-Mart Stores, Inc.	13,898,354
9,100	Whole Foods Market, Inc.(b)	300,027

		34,198,986

Food Products 1.6%
72,759	Archer-Daniels-Midland Co.	2,994,760
25,747	Campbell Soup Co.	874,111
59,943	ConAgra Food, Inc.	1,435,635
17,000	Dean Foods Co.(b)	341,530
38,372	General Mills, Inc.	2,297,715
36,514	H.J. Heinz Co.	1,715,063
19,116	Hershey Co. (The)(b)	720,100
27,970	Kellogg Co.	1,470,103
173,966	Kraft Foods, Inc.	5,394,686
12,600	McCormick & Co., Inc.(b)	465,822
92,186	Sara Lee Corp.	1,288,760
29,300	Tyson Foods, Inc. (Class A Stock)(b)	467,335
23,004	Wm. Wrigley Jr. Co.(b)	1,445,571

		20,911,191

Gas Utilities 0.1%
3,300	Nicor, Inc.(b)	110,583
19,200	Questar Corp.(b)	1,085,952

		1,196,535

Healthcare Equipment & Supplies 1.9%
74,574	Baxter International, Inc.	4,311,869
27,712	Becton Dickinson & Co.	2,379,075

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	13

Schedule of Investments

as of March 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Equipment & Supplies (cont’d.)
143,172	Boston Scientific Corp.(a)	$1,842,624
12,812	C.R. Bard, Inc.	1,235,077
56,595	Covidien Ltd.	2,504,329
18,307	Hospira, Inc.(a)(b)	782,990
129,558	Medtronic, Inc.	6,266,721
38,464	St. Jude Medical, Inc.(a)	1,661,260
27,700	Stryker Corp.	1,801,885
10,400	Varian Mediacl Systems, Inc.(a)(b)	487,136
24,911	Zimmer Holdings, Inc.(a)(b)	1,939,570

		25,212,536

Healthcare Providers & Services 1.8%
56,972	Aetna, Inc.	2,397,951
17,800	AmerisourceBergen Corp.	729,444
41,673	Cardinal Health, Inc.	2,188,249
34,591	CIGNA Corp.	1,403,357
17,450	Coventry Health Care, Inc.(a)(b)	704,108
33,200	Express Scripts, Inc.(a)	2,135,424
18,910	Humana, Inc.(a)	848,303
12,800	Laboratory Corp. of America Holdings(a)(b)	943,104
28,576	McKesson Corp.	1,496,525
58,368	Medco Health Solutions, Inc.(a)(b)	2,555,935
9,800	Patterson Cos., Inc.(a)	355,740
17,500	Quest Diagnostics, Inc.	792,225
23,472	Tenet Healthcare Corp.(a)	132,852
140,948	UnitedHealth Group, Inc.	4,842,972
60,100	Wellpoint, Inc.(a)	2,652,213

		24,178,402

Healthcare Technology
22,910	IMS Health, Inc.	481,339

Hotels, Restaurants & Leisure 1.3%
49,600	Carnival Corp.	2,007,808
15,653	Darden Restaurants, Inc.	509,505
34,300	International Game Technology	1,379,203
32,204	Marriott International, Inc. (Class A Stock)	1,106,529
132,630	McDonald’s Corp.	7,396,776
77,900	Starbucks Corp.(a)	1,363,250
20,200	Starwood Hotels & Resorts Worldwide, Inc.	1,045,350

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
10,879	Wendy’s International, Inc.	$250,870
21,251	Wyndham Worldwide Corp.	439,471
58,064	Yum! Brands, Inc.	2,160,561

		17,659,323

Household Durables 0.5%
7,032	Black & Decker Corp.	464,815
13,894	Centex Corp.	336,374
26,000	D.R. Horton, Inc.	409,500
17,208	Fortune Brands, Inc.	1,195,955
6,700	Harman International Industries, Inc.	291,718
7,082	KB Home(b)	175,138
17,600	Leggett & Platt, Inc.(b)	268,400
13,400	Lennar Corp. (Class A Stock)	252,054
29,827	Newell Rubbermaid, Inc.	682,143
17,472	Pulte Homes, Inc.(b)	254,218
5,842	Snap-On, Inc.	297,066
10,638	Stanley Works (The)	506,582
8,685	Whirlpool Corp.(b)	753,684

		5,887,647

Household Products 2.5%
13,732	Clorox Co.	777,780
56,430	Colgate-Palmolive Co.	4,396,461
47,616	Kimberly-Clark Corp.	3,073,613
344,123	Procter & Gamble Co.	24,112,699

		32,360,553

Independent Power Producers & Energy Traders 0.3%
90,200	AES Corp.(a)(b)	1,503,634
20,829	Constellation Energy Group, Inc.	1,838,576
33,100	Dynegy Inc(a)	261,159

		3,603,369

Industrial Conglomerates 4.0%
79,498	3M Co.	6,292,267
1,120,972	General Electric Co.	41,487,173
28,034	Textron, Inc.	1,553,644
59,595	Tyco International Ltd.	2,625,160

		51,958,244

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	15

Schedule of Investments

as of March 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Insurance 3.9%
37,600	ACE Ltd.	$2,070,256
52,600	AFLAC, Inc.	3,416,370
64,008	Allstate Corp.	3,076,224
14,000	Ambac Financial Group, Inc.(b)	80,500
282,538	American International Group, Inc.(b)	12,219,768
28,789	Aon Corp.	1,157,318
11,700	Assurant, Inc.	712,062
41,568	Chubb Corp.	2,056,785
19,907	Cincinnati Financial Corp.	757,262
50,100	Genworth Financial, Inc. (Class A Stock)	1,134,264
34,553	Hartford Financial Services Group, Inc.	2,618,081
29,251	Lincoln National Corp.	1,521,052
49,704	Loews Corp.	1,999,095
53,740	Marsh & McLennan Co., Inc.	1,308,569
10,000	MBIA, Inc.(b)	122,200
78,900	MetLife, Inc.	4,754,514
27,900	Principal Financial Group, Inc.(b)	1,554,588
64,516	Progressive Corp.(b)	1,036,772
49,300	Prudential Financial, Inc.(b)(d)	3,857,725
10,629	SAFECO Corp.(b)	466,401
10,115	Torchmark Corp.	608,013
71,511	Travelers Cos., Inc	3,421,801
42,026	Unum Group Corp.	924,992
21,600	XL Capital Ltd. (Class A Stock)	638,280

		51,512,892

Internet & Catalog Retail 0.2%
31,300	Amazon.Com, Inc.(a)(b)	2,231,690
19,000	Expedia Inc.(a)	415,910
20,700	IAC/InterActiveCorp.(a)	429,732

		3,077,332

Internet Software & Services 1.5%
13,800	Akamai Technologies, Inc. (a)(b)	388,608
126,000	eBay, Inc.(a)(b)	3,759,840
25,900	Google, Inc. (Class A Stock)(a)	11,408,173
19,200	VeriSign, Inc.(a)(b)	638,208
140,600	Yahoo!, Inc.(a)(b)	4,067,558

		20,262,387

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

IT Services 0.9%
13,300	Affiliated Computer Services, Inc. (Class A Stock)(a)	$666,463
59,778	Automatic Data Processing, Inc.	2,533,989
30,400	Cognizant Technology Solutions Corp. (a)	876,432
20,551	Computer Sciences Corp.(a)	838,275
20,600	Convergys Corp.(a)	310,236
54,900	Electronic Data Systems Corp.	914,085
13,900	Fidelity National Information Services, Inc.	530,146
18,900	Fiserv, Inc.(a)(b)	908,901
37,925	Paychex, Inc.(b)	1,299,311
27,590	Unisys Corp.(a)(b)	122,224
86,452	Western Union Co.	1,838,834

		10,838,896

Leisure Equipment & Products 0.2%
11,899	Brunswick Corp.(b)	190,027
26,365	Eastman Kodak Co.(b)	465,870
16,354	Hasbro, Inc.	456,277
43,713	Mattel, Inc.	869,888

		1,982,062

Life Sciences, Tools & Services 0.4%
25,064	Applera Corp. - Applied Biosystems Group	823,603
3,561	Millipore Corp.(a)(b)	240,047
13,070	PerkinElmer, Inc.	316,948
48,702	Thermo Fisher Scientific, Inc.(a)	2,768,221
12,500	Waters Corp.(a)	696,250

		4,845,069

Machinery 1.8%
69,156	Caterpillar, Inc.(b)	5,414,224
23,716	Cummins, Inc.(b)	1,110,383
25,900	Danaher Corp.	1,969,177
49,680	Deere & Co.	3,996,260
24,462	Dover Corp.(b)	1,022,022
17,054	Eaton Corp.	1,358,692
44,636	Illinois Tool Works, Inc.	2,152,794
33,390	Ingersoll-Rand Co.	1,488,526
18,472	ITT Corp.(b)	957,034
10,700	Manitowoc Co., Inc. (The)(b)	436,560
40,764	PACCAR, Inc.(b)	1,834,380

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	17

Schedule of Investments

as of March 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Machinery (cont’d.)
10,704	Pall Corp.	$375,389
19,638	Parker Hannifin Corp.	1,360,324
12,100	Terex Corp.(a)	756,250

		24,232,015

Media 2.8%
77,976	CBS Corp. (Class B Stock)(b)	1,721,710
48,738	Clear Channel Communications, Inc.(b)	1,424,124
334,585	Comcast Corp. (Class A Stock)	6,470,875
86,100	DIRECTV Group, Inc. (The)(a)(b)	2,134,419
9,300	E.W. Scripps Co.	390,693
26,389	Gannett Co., Inc.	766,600
31,812	Interpublic Group of Cos., Inc.(a)(b)	267,539
36,600	McGraw-Hill Cos., Inc.	1,352,370
6,096	Meredith Corp.(b)	233,172
13,490	New York Times Co. (Class A Stock)(b)	254,691
247,000	News Corp. (Class A Stock)(b)	4,631,250
36,634	Omnicom Group, Inc.	1,618,490
407,724	Time Warner, Inc.	5,716,290
73,776	Viacom, Inc. (Class B Stock)(a)	2,923,005
217,613	Walt Disney Co. (The)(b)	6,828,697
400	Washington Post Co., (Class B Stock)	264,600

		36,998,525

Metals & Mining 1.1%
96,144	Alcoa, Inc.	3,466,953
12,418	Allegheny Technologies, Inc.(b)	886,148
40,546	Freeport-McMoran Copper & Gold, Inc., (Class B Stock)(b)	3,901,336
49,997	Newmont Mining Corp.(b)	2,264,864
32,412	Nucor Corp.	2,195,589
2,000	Titanium Metals Corp.(b)	30,100
13,009	United States Steel Corp.(b)	1,650,452

		14,395,442

Multiline Retail 0.8%
13,924	Big Lots, Inc.(a)(b)	310,505
3,223	Dillard’s, Inc.(b)	55,468
18,600	Family Dollar Stores, Inc.	362,700
21,084	J.C. Penney Co., Inc.	795,078
34,900	Kohl’s Corp.(a)(b)	1,496,861

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Multiline Retail (cont’d.)
49,882	Macy’s, Inc.	$1,150,279
20,700	Nordstrom, Inc.(b)	674,820
5,807	Sears Holdings Corp.(a)(b)	592,837
87,482	Target Corp.	4,433,587

		9,872,135

Multi-Utilities 1.1%
23,769	Ameren Corp.(b)	1,046,787
36,679	CenterPoint Energy, Inc.	523,409
29,000	CMS Energy Corp.(b)	392,660
31,651	Consolidated Edison, Inc.(b)	1,256,545
68,304	Dominion Resources, Inc.	2,789,535
18,687	DTE Energy Co.	726,737
5,308	Integrys Energy Group, Inc.	247,565
30,300	NiSource, Inc.	522,372
42,152	PG&E Corp.	1,552,037
57,394	Public Service Enterprise Group, Inc.	2,306,665
29,998	Sempra Energy	1,598,293
21,200	TECO Energy, Inc.(b)	338,140
50,183	Xcel Energy, Inc.	1,001,151

		14,301,896

Office Electronics 0.1%
117,898	Xerox Corp.	1,764,933

Oil, Gas & Consumable Fuels 10.4%
52,136	Anadarko Petroleum Corp.	3,286,132
37,548	Apache Corp.	4,536,549
49,100	Chesapeake Energy Corp.(b)	2,265,965
235,792	Chevron Corp.	20,127,205
179,057	ConocoPhillips	13,645,934
17,900	Consol Energy, Inc.	1,238,501
50,000	Devon Energy Corp.	5,216,500
83,904	El Paso Corp.	1,396,163
28,300	EOG Resources, Inc.(b)	3,396,000
600,914	Exxon Mobil Corp.	50,825,307
30,434	Hess Corp.	2,683,670
79,578	Marathon Oil Corp.	3,628,757
22,200	Murphy Oil Corp.	1,823,508
18,500	Noble Energy Inc.(b)	1,346,800

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	19

Schedule of Investments

as of March 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
94,076	Occidental Petroleum Corp.	$6,883,541
25,300	Peabody Energy Corp.(b)	1,290,300
13,200	Range Resources Corp	837,540
74,484	Spectra Energy Corp	1,694,511
17,628	Sunoco, Inc.	924,941
12,100	Tesoro Petroleum Corp.	363,000
62,100	Valero Energy Corp.	3,049,731
73,892	Williams Cos., Inc.	2,436,958
53,916	XTO Energy, Inc.	3,335,244

		136,232,757

Paper & Forest Products 0.2%
47,984	International Paper Co.(b)	1,305,165
20,135	MeadWestvaco Corp.	548,075
19,500	Weyerhaeuser Co.(b)	1,268,280

		3,121,520

Personal Products 0.2%
48,044	Avon Products, Inc.	1,899,660
12,900	Estee Lauder Cos., Inc. (The)(b)	591,465

		2,491,125

Pharmaceuticals 6.1%
172,974	Abbott Laboratories	9,539,516
30,564	Allergan, Inc.	1,723,504
12,900	Barr Pharmaceuticals, Inc.(a)	623,199
223,614	Bristol-Myers Squibb Co.	4,762,978
37,900	Forest Laboratories, Inc.(a)	1,516,379
318,569	Johnson & Johnson	20,665,572
40,433	King Pharmaceuticals, Inc.(a)	351,767
112,697	Lilly (Eli) & Co.	5,814,038
248,844	Merck & Co., Inc.	9,443,630
19,900	Mylan Inc.(b)	230,840
771,923	Pfizer, Inc.	16,156,348
171,524	Schering-Plough Corp.	2,471,661
12,500	Watson Pharmaceuticals, Inc.(a)	366,500
151,891	Wyeth	6,342,968

		80,008,900

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Real Estate Investment Trust 1.1%
11,795	Apartment Investment & Management Co., (Class A Stock)(b)	$422,379
7,300	AvalonBay Communities, Inc.(b)	704,596
11,800	Boston Properties, Inc.	1,086,426
14,500	Developers Diversified Realty Corp.	607,260
27,600	Equity Residential Properties Trust(b)	1,145,124
26,500	General Growth Properties, Inc.(b)	1,011,505
9,300	Health Care Property Investors, Inc.	314,433
60,800	Host Hotels & Resorts, Inc.(b)	967,936
28,800	Kimco Realty Corp.(b)	1,128,096
16,200	Plum Creek Timber Co., Inc.	659,340
28,700	ProLogis	1,689,282
14,600	Public Storage, Inc.(b)	1,293,852
26,200	Simon Property Group, Inc.(b)	2,434,242
14,400	Vornado Realty Trust(b)	1,241,424

		14,705,895

Real Estate Management & Development
23,100	C.B. Richard Ellis Group, Inc., (Class A Stock)(a)(b)	499,884
15,371	Total System Services, Inc.	363,678

		863,562

Road & Rail 0.9%
32,723	Burlington Northern Santa Fe Corp.	3,017,715
47,606	CSX Corp.(b)	2,669,268
44,311	Norfolk Southern Corp.	2,406,974
6,121	Ryder System, Inc.	372,830
29,729	Union Pacific Corp.	3,727,422

		12,194,209

Semiconductors & Semiconductor Equipment 2.4%
50,124	Advanced Micro Devices, Inc.(a)(b)	295,230
36,000	Altera Corp.(b)	663,480
36,400	Analog Devices, Inc.	1,074,528
142,888	Applied Materials, Inc.	2,787,745
44,500	Broadcom Corp., (Class A Stock)(a)	857,515
654,288	Intel Corp.	13,857,819
21,720	KLA-Tencor Corp.(b)	805,812
27,200	Linear Technology Corp.(b)	834,768
68,844	LSI Corp.(a)(b)	340,778
24,300	MEMC Electronic Materials Inc.(a)	1,722,870

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	21

Schedule of Investments

as of March 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
19,700	Microchip Technology, Inc.(b)	$644,781
54,716	Micron Technology, Inc.(a)(b)	326,655
31,852	National Semiconductor Corp.(b)	583,529
9,400	Novellus Systems, Inc.(a)	197,870
64,500	NVIDIA Corp.(a)	1,276,455
19,800	Teradyne, Inc.(a)	245,916
154,252	Texas Instruments, Inc.(b)	4,360,704
34,100	Xilinx, Inc.	809,875

		31,686,330

Software 3.5%
71,440	Adobe Systems, Inc.(a)	2,542,550
20,120	Autodesk, Inc.(a)	633,378
23,900	BMC Software, Inc.(a)	777,228
45,658	CA, Inc.	1,027,305
18,400	Citrix Systems, Inc.(a)	539,672
58,100	Compuware Corp.(a)(b)	426,454
31,000	Electronic Arts, Inc.(a)	1,547,520
39,900	Intuit, Inc.(a)(b)	1,077,699
907,212	Microsoft Corp.	25,746,676
29,602	Novell, Inc.(a)	186,197
455,340	Oracle Corp.(a)	8,906,449
111,517	Symantec Corp.(a)(b)	1,853,413
21,700	Teradata Corp.(a)(b)	478,702

		45,743,243

Specialty Retail 1.6%
7,800	Abercrombie & Fitch Co.	570,492
20,523	AutoNation, Inc.(a)(b)	307,229
4,900	AutoZone, Inc.(a)(b)	557,767
26,800	Bed Bath & Beyond, Inc.(a)(b)	790,600
39,400	Best Buy Co., Inc.(b)	1,633,524
15,600	Gamestop Corp New(a)	806,676
55,513	Gap, Inc.(b)	1,092,496
191,184	Home Depot, Inc.	5,347,416
37,622	Limited Brands, Inc.	643,336
161,896	Lowe’s Cos., Inc.	3,713,894
32,600	Office Depot, Inc.(a)(b)	360,230
9,049	OfficeMax, Inc.	173,198
9,854	RadioShack Corp.	160,128

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
12,416	Sherwin-Williams Co.(b)	$633,713
74,225	Staples, Inc.	1,641,115
16,800	Tiffany & Co.	702,912
50,632	TJX Cos., Inc.	1,674,400

		20,809,126

Textiles, Apparel & Luxury Goods 0.5%
41,300	Coach, Inc.(a)(b)	1,245,195
17,900	Jones Apparel Group, Inc.	240,218
16,492	Liz Claiborne, Inc.(b)	299,330
42,876	NIKE, Inc., (Class B Stock)(b)	2,915,568
6,000	Polo Ralph Lauren Corp.	349,740
11,234	V.F. Corp.	870,747

		5,920,798

Thrifts & Mortgage Finance 0.6%
74,548	Countrywide Financial Corp.(b)	410,014
104,934	Fannie Mae(b)	2,761,863
68,032	Freddie Mac	1,722,570
57,100	Hudson City Bancorp, Inc.	1,009,528
5,000	MGIC Investment Corp.(b)	52,650
46,475	Sovereign Bancorp, Inc.(b)	433,147
103,871	Washington Mutual, Inc.(b)	1,069,871

		7,459,643

Tobacco 1.5%
235,879	Altria Group, Inc.	5,236,514
235,879	Philip Morris International Inc.	11,930,760
20,800	Reynolds American, Inc.(b)	1,227,824
18,099	UST, Inc.	986,757

		19,381,855

Trading Companies & Distributors
7,274	Grainger (W.W.), Inc.(b)	555,661

Wireless Telecommunication Services 0.3%
42,100	American Tower Corp. (Class A Stock)(a)	1,650,741
320,274	Sprint Nextel Corp. (b)	2,142,633

		3,793,374

	Total long-term investments (cost $731,825,436)	1,288,728,199

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	23

Schedule of Investments

as of March 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENTS 18.3%

Affiliated Money Market Mutual Fund 18.2%
238,331,544	Dryden Core Investment Fund-Taxable Money Market Series; (cost $238,331,544; includes $218,658,852 of cash collateral received for securities on loan) (Note 3)(c)(d)(e)	$238,331,544

Principal Amount (000)

U.S. Government Securities 0.1%
$ 1,800	United States Treasury bill 1.79%, 06/19/2008(f) (cost $1,797,235)	1,795,266

	Total short-term investments (cost $240,128,779)	240,126,810

	Total Investments 116.5% (cost $971,954,215; Note 5)	1,528,855,009
	Liabilities in excess of other assets(g) (16.5%)	(216,793,297)

	Net Asset 100.0%	$1,312,061,712

(a)	Non-income producing security.
(b)	Securities, or portion thereof, on loan with an aggregate market value of $212,037,396; cash collateral of $218,658,852 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Affiliated security.
(e)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(f)	Security segregated as collateral for futures contracts.
(g)	Liabilities in excess of other assets include net unrealized appreciation on financial futures contracts as follows:

Open future contracts outstanding at March 31, 2008:

Number of Contracts	Type	Expiration Date	Value at March 31, 2008	Value at Trade Date	Unrealized Appreciation
	Long Position:
71	S&P 500 Index Futures	June 2008	$23,501,000	$23,359,025	$141,975

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2008 were as follows:

Affiliated Money Market Mutual Fund (including 16.7 % of collateral received for securities on loan)	18.2%
Oil, Gas & Consumable Fuels	10.4
Pharmaceuticals	6.1
Computers & Peripherals	4.3
Diversified Financial Services	4.2
Industrial Conglomerates	4.0
Insurance	3.9
Software	3.5
Diversified Telecommunication Services	3.1
Aerospace/Defense	2.9
Capital Markets	2.9
Commercial Banks	2.9
Media	2.8
Energy Equipment & Services	2.6
Foods & Staples Retailing	2.6
Beverages	2.5
Communications Equipment	2.5
Household Products	2.5
Semiconductors & Semiconductor Equipment	2.4
Electric Utilities	2.1
Chemicals	2.0
Healthcare Equipment & Supplies	1.9
Healthcare Providers & Services	1.8
Machinery	1.8
Food Products	1.6
Specialty Retail	1.6
Internet Software & Services	1.5
Tobacco	1.5
Biotechnology	1.3
Hotels, Restaurants & Leisure	1.3
Metals & Mining	1.1
Multi-Utilities	1.1
Real Estate Investment Trust	1.1
Air Freight & Logistics	1.0
IT Services	0.9
Road & Rail	0.9
Multiline Retail	0.8
Consumer Finance	0.7
Thrifts & Mortgage Finance	0.6
Commercial Services & Supplies	0.5
Electrical Equipment	0.5
Household Durables	0.5
Textiles, Apparel & Luxury Goods	0.5
Life Sciences, Tools & Services	0.4
Automobiles	0.3
Electronic Equipment & Instruments	0.3

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	25

Schedule of Investments

as of March 31, 2008 (Unaudited) continued

Independent Power Producers & Energy Traders	0.3%
Wireless Telecommunication Services	0.3
Auto Components	0.2
Construction & Engineering	0.2
Internet & Catalog Retail	0.2
Leisure Equipment & Products	0.2
Paper & Forest Products	0.2
Personal Products	0.2
Office Electronics	0.1
Airlines	0.1
Building Products	0.1
Containers & Packaging	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Gas Utilities	0.1
United States Treasury Securities	0.1

116.5
Liabilities in excess of other assets	(16.5)

100.0%

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Financial Statements

(Unaudited)

MARCH 31, 2008	SEMIANNUAL REPORT

Dryden Index Series Fund/Dryden Stock Index Fund

Statement of Assets and Liabilities

as of March 31, 2008 (Unaudited)

Assets
Investments at value, including securities on loan of $212,037,396:
Unaffiliated Investments (cost $732,085,224)	$1,286,665,740
Affiliated Investments (cost $239,868,991)	242,189,269
Cash	615,202
Receivable for investments sold	2,651,897
Dividends and interest receivable	1,920,686
Receivable for Fund shares sold	745,937
Due from broker—variation margin	90,525
Prepaid expenses	11,833

Total assets	1,534,891,089

Liabilities
Payable to broker for collateral for securities on loan	218,658,852
Payable for Fund shares reacquired	1,870,896
Payable for investments purchased	1,484,939
Management fee payable	89,115
Accrued expenses	284,500
Transfer agent fee payable	340,107
Distribution fee payable	94,861
Deferred trustees’ fees	6,107

Total liabilities	222,829,377

Net Assets	$1,312,061,712

Net assets were comprised of:
Common stock, at par	$44,570
Paid-in capital in excess of par	901,203,841

901,248,411
Undistributed net investment income	8,367,216
Accumulated net realized loss on investments	(154,596,684)
Net unrealized appreciation on investments	557,042,769

Net assets March 31, 2008	$1,312,061,712

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($101,279,870 ÷ 3,444,638 shares of beneficial interest issued and outstanding)	$29.40
Maximum sales charge (3.25% of offering price)	.99

Maximum offering price to public	$30.39

Class B
Net asset value, offering price and redemption price per share
($43,759,513 ÷ 1,497,584 shares of beneficial interest issued and outstanding)	$29.22

Class C
Net asset value, offering price and redemption price per share
($35,703,418 ÷ 1,221,562 shares of beneficial interest issued and outstanding)	$29.23

Class I
Net asset value, offering price and redemption price per share
($556,280,141 ÷ 18,884,810 shares of beneficial interest issued and outstanding)	$29.46

Class Z
Net asset value, offering price and redemption price per share
($575,038,770 ÷ 19,521,719 shares of beneficial interest issued and outstanding)	$29.46

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	29

Statement of Operations

Six Months Ended March 31, 2008 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends	$16,289,097
Affiliated dividend income	704,107
Affiliated income from securities loaned, net	526,169
Unaffiliated interest	37,785

Total income	17,557,158

Expenses
Management fee	2,097,085
Distribution fee—Class A	141,586
Distribution fee—Class B	276,833
Distribution fee—Class C	201,598
Transfer agent fee—Class A (including affiliated expense of $25,000)	52,000
Transfer agent fee—Class B (including affiliated expense of $20,200)	76,000
Transfer agent fee—Class C (including affiliated expense of $36,100)	38,000
Transfer agent fee—Class I (including affiliated expense of $193,500)	244,000
Transfer agent fee—Class Z (including affiliated expense of $432,000)	432,000
Custodian’s fees and expenses	84,000
Reports to shareholders	44,000
Registration fees	33,000
Trustees’ fees	23,000
Insurance	18,000
Legal fees and expenses	19,000
Audit fee	10,000
Miscellaneous	9,283

Total expenses	3,799,385
Less: Management fee waiver (Note 2)	(1,506,017)

Net expenses	2,293,368

Net investment income	15,263,790

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	35,010,851
Financial futures contracts	(4,474,584)

30,536,267

Net change in unrealized appreciation on:
Investments	(243,527,149)
Financial futures contracts	(677,775)

(244,204,924)

Net loss on investments	(213,668,657)

Net Decrease In Net Assets Resulting From Operations	$(198,404,867)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2008	Year Ended September 30, 2007
Increase (Decrease) In Net Assets
Operations
Net investment income	$15,263,790	$26,857,759
Net realized gain on investment transactions	30,536,267	80,736,440
Net change in unrealized appreciation (depreciation) on investments	(244,204,924)	137,949,939

Net increase (decrease) in net assets resulting from operations	(198,404,867)	245,544,138

Dividends from net investment income (Note 1)
Class A	(1,647,857)	(1,391,031)
Class B	(457,636)	(696,089)
Class C	(320,796)	(376,794)
Class I	(12,166,848)	(14,618,930)
Class Z	(11,909,022)	(11,939,805)

	(26,502,159)	(29,022,649)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	112,795,267	317,991,334
Net asset value of shares issued in reinvestment of dividends	24,778,396	26,502,957
Cost of shares reacquired	(221,619,838)	(595,882,580)

Net decrease in net assets from Fund share transactions	(84,046,175)	(251,388,289)

Total decrease	(308,953,201)	(34,866,800)

Net Assets
Beginning of period	1,621,014,913	1,655,881,713

End of period(a)	$1,312,061,712	$1,621,014,913

(a) Includes undistributed net investment income of:	$8,367,216	$19,605,585

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	31

Notes to Financial Statements

(Unaudited)

The Dryden Index Series Fund (the “Company”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Company was established as a Delaware business trust on May 11, 1992 and currently consists of one fund, which is the Dryden Stock Index Fund (the “Fund”). Investment operations of the Fund commenced on November 5, 1992. The Fund’s investment objective is to provide investment results that correspond to the price and yield performance of Standard & Poor’s 500 Composite Stock Price Index.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price.

Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation

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of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts. The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Dryden Index Series Fund/Dryden Stock Index Fund	33

Notes to Financial Statements

(Unaudited) continued

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to qualified institutions. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto on the loaned securities. The Fund receives compensation, net of any rebate and securities lending agent fee, for lending its securities in the form of interest or dividends on the collateral received for securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution and transfer agent fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Transfer agent fees are incurred based on shareholder activity and number of accounts for each class.

Dividends and Distributions: Dividends from net investment income and distributions of net capital and currency gains in excess of a capital loss carryforward, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par, as appropriate.

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Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .30 of 1% of the average daily net assets of the Fund up to $1 billion and .25 of 1% in excess of $1 billion. Effective June 1, 2007 to January 31, 2009, the Fund’s manager has agreed to contractually waive a portion of its management fee, so that the effective management fee for the Fund will be .08% of 1% of the average daily net assets of Fund. The effective management fee rate was .08 of 1% for the six months ended March 31, 2008.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class I and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution, (the “Class A, B and C plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class I and Class Z shares of the Fund.

Dryden Index Series Fund/Dryden Stock Index Fund	35

Notes to Financial Statements

(Unaudited) continued

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution- related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has advised the Fund that it received approximately $34,200 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2008. From these fees, PIMS paid sales charges to dealers who in turn paid commissions to salespersons, and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended March 31, 2008, it received approximately $20,100 and $2,100 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 26, 2007, the Funds renewed SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .06 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 24, 2008. For the period from October 27, 2006 through October 26, 2007, the Funds paid a commitment fee of .07 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Fund did not borrow any amounts pursuant to the SCA during the six months ended March 31, 2008.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable. Effective June 1, 2007, the Fund’s Class I and Class Z shares are subject to a transfer agent fee of .07% and .13% of the

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average daily net assets of the Class I and Class Z shares, respectively. Classes A, B, and C incur their respective fee.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of First Clearing (“First Clearing”), an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended March 31, 2008, the Fund incurred approximately $57,000 total networking fees of which $37,100 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended March 31, 2008, PIM has been compensated approximately $225,500 for these services.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2008 aggregated $28,168,931 and $117,190,295 respectively.

Note 5. Tax Information

For federal income tax purposes, the Fund had a capital loss carryforward as of September 30, 2007 of approximately $169,673,000 of which $119,528,000 expires in 2011, $1,967,000 expires in 2012, $16,903,000 expires in 2013 and $31,275,000 expires in 2014. The Fund utilized approximately $78,766,000 of its capital loss carryforward during fiscal year ended September 30, 2007. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of this amount.

Dryden Index Series Fund/Dryden Stock Index Fund	37

Notes to Financial Statements

(Unaudited) continued

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$972,905,470	$611,607,080	$55,657,541	$555,949,539

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2008, no provision for income tax would be required in the Funds’ financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class I and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Certain investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a 1% contingent deferred sales charge, although they are not subject to an initial sales charge. Class B shares are sold with a contingent deferred sales charge (CDSC) which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class I and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value divided into five classes, designated Class A, Class B, Class C, Class I and Class Z.

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Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended March 31, 2008:
Shares sold	206,656	$6,482,077
Shares issued in reinvestment of dividends	49,454	1,573,125
Shares reacquired	(377,605)	(11,734,803)

Net increase (decrease) in shares outstanding before conversion	(121,495)	(3,679,601)
Shares issued upon conversion from Class B	232,653	7,065,577

Net increase (decrease) in shares outstanding	111,158	$3,385,976

Year ended September 30, 2007:
Shares sold	680,901	$21,781,491
Shares issued in reinvestment of dividends	43,069	1,344,615
Shares reacquired	(665,559)	(21,442,465)

Net increase (decrease) in shares outstanding before conversion	58,411	1,683,641
Shares issued upon conversion from Class B	428,136	13,909,356

Net increase (decrease) in shares outstanding	486,547	$15,592,997

Class B
Six months ended March 31, 2008:
Shares sold	4,166	$127,098
Shares issued in reinvestment of dividends	13,682	433,996
Shares reacquired	(195,307)	(6,123,678)

Net increase (decrease) in shares outstanding before conversion	(177,459)	(5,562,584)
Shares reacquired upon conversion into Class A	(233,770)	(7,065,577)

Net increase (decrease) in shares outstanding	(411,229)	$(12,628,161)

Year ended September 30, 2007:
Shares sold	12,191	$381,726
Shares issued in reinvestment of dividends	21,156	658,148
Shares reacquired	(460,747)	(14,767,378)

Net increase (decrease) in shares outstanding before conversion	(427,400)	(13,727,504)
Shares reacquired upon conversion into Class A	(431,153)	(13,909,356)

Net increase (decrease) in shares outstanding	(858,553)	$(27,636,860)

Dryden Index Series Fund/Dryden Stock Index Fund	39

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended March 31, 2008:
Shares sold	35,196	$1,110,282
Shares issued in reinvestment of dividends	9,320	295,621
Shares reacquired	(154,558)	(4,847,888)

Net increase (decrease) in shares outstanding	(110,042)	$(3,441,985)

Year ended September 30, 2007:
Shares sold	149,947	$4,793,670
Shares issued in reinvestment of dividends	11,261	350,464
Shares reacquired	(274,456)	(8,814,757)

Net increase (decrease) in shares outstanding	(113,248)	$(3,670,623)

Class I
Six months ended March 31, 2008:
Shares sold	859,074	$27,078,487
Shares issued in reinvestment of dividends	337,131	10,734,242
Shares reacquired	(2,819,998)	(88,785,936)

Net increase (decrease) in shares outstanding	(1,623,793)	$(50,973,207)

Year ended September 30, 2007:
Shares sold	2,778,892	$88,790,672
Shares issued in reinvestment of dividends	391,470	12,233,434
Shares reacquired	(8,508,525)	(273,093,838)

Net increase (decrease) in shares outstanding	(5,338,163)	$(172,069,732)

Class Z
Six months ended March 31, 2008:
Shares sold	2,416,412	$77,997,323
Shares issued in reinvestment of dividends	368,758	11,741,412
Shares reacquired	(3,495,253)	(110,127,533)

Net increase (decrease) in shares outstanding	(710,083)	$(20,388,798)

Year ended September 30, 2007:
Shares sold	6,257,302	$202,243,775
Shares issued in reinvestment of dividends	381,199	11,916,296
Shares reacquired	(8,613,875)	(277,764,142)

Net increase (decrease) in shares outstanding	(1,975,374)	$(63,604,071)

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Note 7. New Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Dryden Index Series Fund/Dryden Stock Index Fund	41

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$34.18

Income (loss) from investment operations:
Net investment income	.31
Net realized and unrealized gain on investment transactions	(4.59)

Total from investment operations	(4.28)

Less Dividends:
Dividends from net investment income	(.50)

Net asset value, end of period	$29.40

Total Return(b):	(12.64)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$101,280
Average net assets (000)	$106,684
Ratios to average net assets(a)(f):
Expenses, including distribution and service (12b-1) fees(c)	.48	%(d)
Expenses, excluding distribution and service (12b-1) fees	.21	%(d)
Net investment income	1.89	%(d)
For Class A, B, C, I and Z shares:
Portfolio turnover rate	2	%(e)

(a)	Net of expense subsidy and/or management fee waiver, where applicable. If the investment advisor had not reimbursed/waived expenses, the annual expense and net investment income ratios would have been .68% and 1.69% respectively for the six months ended March 31, 2008; .67% and 1.36% respectively for the year ended September 30, 2007; .67% and 1.30% respectively for the year ended September 30, 2006; .64% and 1.32% respectively for the year ended September 30, 2005; .64% and 1.09% respectively for the year ended September 30, 2004; and .71% and 1.05% for the year ended September 30, 2003.
(b)	Total return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total return for periods of less than a full year are not annualized.
(c)	The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares through January 31, 2008.
(d)	Annualized.
(e)	Not annualized.
(f)	Does not include expenses of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

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Class A
Year Ended September 30,
2007	2006	2005	2004	2003

$29.98	$27.57	$25.05	$22.38	$18.28

.46	.38	.44	.27	.23
4.23	2.41	2.44	2.66	4.07

4.69	2.79	2.88	2.93	4.30

(.49)	(.38)	(.36)	(.26)	(.20)

$34.18	$29.98	$27.57	$25.05	$22.38

15.81%	10.21%	11.59%	13.16%	23.62%

$113,940	$85,357	$77,898	$85,082	$59,374
$97,885	$81,562	$75,078	$76,034	$51,350

.59%	.65%	.64%	.63%	.65%
.34%	.40%	.39%	.39%	.40%
1.44%	1.32%	1.51%	1.10%	1.11%

3%	3%	3%	5%	2%

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	43

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended March 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$33.86

Income (loss) from investment operations:
Net investment income	.12
Net realized and unrealized gain on investment transactions	(4.51)

Total from investment operations	(4.39)

Less Dividends:
Dividends from net investment income	(.25)

Net asset value, end of period	$29.22

Total Return(b):	(13.03)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$43,760
Average net assets (000)	$55,367
Ratios to average net assets(a)(c):
Expenses, including distribution and service (12b-1) fees	1.39	%(d)
Expenses, excluding distribution and service (12b-1) fees	.39	%(d)
Net investment income	1.00	%(d)

(a)	Net of expense subsidy and/or management fee waiver, where applicable. If the investment advisor had not reimbursed/waived expenses, the annual expense and net investment income ratios would have been 1.59% and 0.79% respectively for the six months ended March 31, 2008; 1.52% and .50% respectively for the year ended September 30, 2007; 1.55% and .43% respectively for the year ended September 30, 2006; 1.51% and .65% respectively for the year ended September 30, 2005; 1.52% and .21% respectively for the year ended September 30, 2004; and 1.63% and .15% for the year ended September 30, 2003.
(b)	Total return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total return for periods of less than a full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

44	Visit our website at www.jennisondryden.com

Class B
Year Ended September 30,
2007	2006	2005	2004	2003

$29.70	$27.29	$24.79	$22.16	$18.09

.20	.16	.19	.08	.08
4.22	2.39	2.48	2.64	4.02

4.42	2.55	2.67	2.72	4.10

(.26)	(.14)	(.17)	(.09)	(.03)

$33.86	$29.70	$27.29	$24.79	$22.16

14.96%	9.39%	10.78%	12.27%	22.69%

$64,637	$82,204	$95,284	$108,217	$95,729
$77,195	$88,427	$104,121	$110,193	$82,986

1.34%	1.40%	1.40%	1.40%	1.40%
.34%	.40%	.40%	.40%	.40%
.68%	.58%	.75%	.33%	.38%

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	45

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended March 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$33.86

Income (loss) from investment operations:
Net investment income	.16
Net realized and unrealized gain on investment transactions	(4.54)

Total from investment operations	(4.38)

Less Dividends:
Dividends from net investment income	(.25)

Net asset value, end of period	$29.23

Total Return(b):	(13.00)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$35,703
Average net assets (000)	$40,320
Ratios to average net assets(a)(c):
Expenses, including distribution and service (12b-1) fees	1.30	%(d)
Expenses, excluding distribution and service (12b-1) fees	.30	%(d)
Net investment income	1.07	%(d)

(a)	Net of expense subsidy and/or management fee waiver, where applicable. If the investment advisor had not reimbursed/waived expenses, the annual expense and net investment income ratios would have been 1.50% and .87% respectively for the six months ended March 31, 2008; 1.47% and .56% respectively for the year ended September 30, 2007; 1.46% and .52% respectively for the year ended September 30, 2006; 1.43% and .72% respectively for the year ended September 30, 2005; 1.44% and .29% respectively for the year ended September 30, 2004; and 1.53% and .25% for the year ended September 30, 2003.
(b)	Total return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total return for periods of less than a full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

46	Visit our website at www.jennisondryden.com

Class C
Year Ended September 30,
2007	2006	2005	2004	2003

$29.71	$27.29	$24.79	$22.16	$18.09

.21	.16	.19	.08	.07
4.20	2.40	2.48	2.64	4.03

4.41	2.56	2.67	2.72	4.10

(.26)	(.14)	(.17)	(.09)	(.03)

$33.86	$29.71	$27.29	$24.79	$22.16

14.92%	9.42%	10.78%	12.27%	22.69%

$45,085	$42,921	$48,051	$51,946	$48,823
$44,982	$45,636	$50,981	$52,697	$43,820

1.36%	1.40%	1.40%	1.40%	1.40%
.36%	.40%	.40%	.40%	.40%
.67%	.58%	.75%	.33%	.38%

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	47

Financial Highlights

(Unaudited) continued

	Class I
	Six Months Ended March 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$34.31

Income (loss) from investment operations:
Net investment income	.36
Net realized and unrealized gain (loss) on investment transactions	(4.61)

Total from investment operations	(4.25)

Less Dividends:
Dividends from net investment income	(.60)

Net asset value, end of period	$29.46

Total Return(b):	(12.52)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$556,280
Average net assets (000)	$630,994
Ratios to average net assets(a):
Expenses, including distribution and service (12b-1) fees	.19	%(d)
Expenses, excluding distribution and service (12b-1) fees	.19	%(d)
Net investment income	2.19	%(d)

(a)	Net of expense subsidy and/or management fee waiver, where applicable. If the investment advisor had not reimbursed/waived expenses, the annual expense and net investment income ratios would have been .39% and 1.98% respectively for six months ended March 31, 2008; .34% and 1.69% respectively for the year ended September 30, 2007; .31% and 1.67% respectively for the year ended September 30, 2006; .31% and 1.84% respectively for the year ended September 30, 2005; .31% and 1.42% respectively for the year ended September 30, 2004; and .36% and 1.42% for the year ended September 30, 2003.
(b)	Total return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total return for periods of less than a full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

48	Visit our website at www.jennisondryden.com

Class I
Year Ended September 30,
2007	2006	2005	2004	2003

$30.08	$27.66	$25.12	$22.45	$18.34

.62	.53	.51	.39	.31
4.20	2.36	2.48	2.62	4.08

4.82	2.89	2.99	3.01	4.39

(.59)	(.47)	(.45)	(.34)	(.28)

$34.31	$30.08	$27.66	$25.12	$22.45

16.23%	10.56%	11.99%	13.50%	24.08%

$703,556	$777,551	$978,627	$1,099,999	$1,213,338
$741,032	$860,728	$1,014,636	$1,346,643	$1,118,408

.26%	.30%	.30%	.30%	.30%
.26%	.30%	.30%	.30%	.30%
1.77%	1.68%	1.85%	1.43%	1.48%

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	49

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended March 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$34.29

Income from investment operations:
Net investment income	.34
Net realized and unrealized gain (loss) on investment transactions	(4.59)

Total from investment operations	(4.25)

Less Dividends:
Dividends from net investment income	(.58)

Net asset value, end of period	$29.46

Total Return(b):	(12.52)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$575,039
Average net assets (000)	$644,303
Ratios to average net assets(a)(c):
Expenses, including distribution and service (12b-1) fees	.25	%(d)
Expenses, excluding distribution and service (12b-1) fees	.25	%(d)
Net investment income	2.13	%(d)

(a)	Net of expense subsidy and/or management fee waiver, where applicable. If the investment advisor had not reimbursed/waived expenses, the annual expense and net investment income ratios would have been .45% and 1.93% respectively for the six months ended March 31, 2008; .42% and 1.61% respectively for the year ended September 30, 2007; .40% and 1.57% respectively for the year ended September 30, 2006; .41% and 1.74% respectively for the year ended September 30, 2005; .42% and 1.31% respectively for the year ended September 30, 2004; and .49% and 1.28% for the year ended September 30, 2003.
(b)	Total return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total return for periods of less than a full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

50	Visit our website at www.jennisondryden.com

Class Z
Year Ended September 30,
2007	2006	2005	2004	2003

$30.07	$27.64	$25.10	$22.43	$18.32

.60	.51	.51	.34	.28
4.19	2.35	2.45	2.65	4.08

4.79	2.86	2.96	2.99	4.36

(.57)	(.43)	(.42)	(.32)	(.25)

$34.29	$30.07	$27.64	$25.10	$22.43

16.11%	10.53%	11.86%	13.41%	23.97%

$693,797	$667,849	$716,185	$790,519	$754,206
$684,731	$697,473	$775,321	$807,187	$693,096

.34%	.39%	.40%	.40%	.40%
.34%	.39%	.40%	.40%	.40%
1.69%	1.58%	1.75%	1.33%	1.37%

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	51

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc •
Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith •
Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Stock Index Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Dryden Index Series Fund name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Stock Index Fund
Share Class	A	B	C	I	Z
NASDAQ	PSIAX	PBSIX	PSICX	PDSIX	PSIFX
CUSIP	262439102	262439201	262439300	262439409	262439508

MF174E2    IFS-A148057    Ed. 05/2008

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

	(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

	(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits

	(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Index Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs Secretary

Date	May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date	May 21, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date	May 21, 2008

* Print the name and title of each signing officer under his or her signature.